Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
8	Property, plant and equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2020 and 2019 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2018	170,045	126,354	15,079	13,494	20,736	912	346,620
Additions	560	1,510	126	285	1,671	38	4,190
Disposals	(3)	(522)	(114)	(4)	—	—	(643)
Reclassifications from constr. in progress	—	183	—	—	545	(728)	—
Effect of translation adj.	213	(60)	32	(43)	423	33	598
Cost as at December 31, 2019	170,815	127,465	15,123	13,732	23,375	255	350,765
Additions	396	897	119	47	541	580	2,580
Disposals	(3,364)	(3,842)	(232)	(60)	(5,064)	—	(12,562)
Reclassifications to assets held for sale	(10,828)	(15,746)	(608)	—	—	—	(27,182)
Reclassifications from constr. in progress	—	414	—	—	—	(414)	—
Effect of translation adj.	(3,814)	(965)	(68)	(638)	560	(61)	(4,986)
Cost as at December 31, 2020	153,205	108,223	14,334	13,081	19,412	360	308,615

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2018	(85,983)	(109,794)	(14,083)	(12,258)	(13,416)	—	(235,534)
Depreciation	(3,984)	(3,221)	(381)	(535)	(2,848)	—	(10,969)
Disposals	—	462	112	3	—	—	577
Effect of translation adj.	(2,338)	(1,120)	66	(206)	1,282	—	(2,316)
Accumulated depreciation as at December 31, 2019	(92,305)	(113,673)	(14,286)	(12,996)	(14,982)	—	(248,242)
Depreciation	(3,831)	(2,972)	(370)	(467)	(2,242)	—	(9,882)
Disposals	7	3,330	219	52	5,017		8,625
Reclassifications to assets held for sale	8,377	14,878	603	—	—	—	23,858
Effect of translation adj.	1,589	721	62	711	(751)	—	2,332
Accumulated depreciation as at December 31, 2020	(86,163)	(97,716)	(13,772)	(12,700)	(12,958)	—	(223,309)

Net book value as at December 31, 2018	84,062	16,560	996	1,236	7,320	912	111,086
Net book value as at December 31, 2019	78,510	13,792	837	736	8,393	255	102,523
Net book value as at December 31, 2020	67,042	10,507	562	381	6,454	360	85,306

Annual rate of depreciation for 2020 and 2019	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

In June 2020, the Parent signed a sale agreement with a third party for the disposal of the land located in the “Santeramo in Colle-Iesce” area, just a few miles away from its headquarters. The cash consideration received by the Parent for such disposal amounts to 2,800. Following such disposal, the Parent realised a loss of 557. Furthermore, if certain conditions included in this sale agreement are met, in the next two years the Parent could receive additional consideration of about 2,500 from the acquirer.

As at December 31, 2020 and 2019, the carrying amount of property, plant and equipment temporarily idle is of 5,247 and 10,468, respectively.

As at December 31, 2020 the carrying amount of the property, plant and equipment reclassified to the caption “assets held for sale” is of 3,324 (cost of 27,182 and accumulated depreciation of 23,858). For further details on such reclassifications see note 7.

As at December 31, 2020, properties with a carrying amount of 45,519 (47,865 as at December 31, 2019) are subject to registered mortgages to guarantee the long-term borrowings (see note 19).

The following tables show a breakdown of property, plant and equipment by country.

	31/12/20	31/12/19
Italy	45,895	57,035
Romania	19,253	19,831
United States of America	14,778	17,800
Brazil	2,807	4,250
China	1,109	2,334
Europe	1,461	1,260
Other countries	3	13
Total	85,306	102,523

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/20	31/12/19
Italian upholstered furniture plant	32,401	35,482
Romanian upholstered furniture plant	20,626	21,372
Brazilian upholstered furniture plant	3,048	4,672
Chinese upholstered furniture plant	2,654	4,257
Others	26,577	36,740
Total	85,306	102,523

As at December 31, 2020, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. The Group performed the impairment assessment in accordance with its accounting policy discussed in note 4(i). In particular, an impairment loss is recognised if the carrying amount of a CGU exceeds its recoverable amount. The recoverable amount of a CGU is the higher of its value in use, determined using a discounted cash flow method, and its fair value less costs to sell.

Further, the significant assumptions used by the Group in estimating the value in use were the annual sales growth rates used to estimate the forecasted revenue for the years 2021-2025, the weighted average cost of capital rates and the long-term growth rates, all of which were determined at CGU level, including the effects of the COVID-19 pandemic and the duration of the resulting economic downturn. Such significant assumptions involved a high degree of subjectivity by management and reasonably possible changes to these assumptions had a significant effect on the value in use. Specifically, such assumptions were based on the Group’s future business performances and other forward-looking assumptions that entail significant judgments by management and were heavily impacted by several external events. Finally, cash flow projections for the years 2021-2025 have been derived from the business plan approved by the Board of Directors and forecasts have been developed taking into consideration the track records of actual results reported by the Group.

For property, plant and equipment temporarily idle, the fair value less costs to sell was estimated through independent third-party appraisals, which assessed the fair value of land and buildings using the comparable market method and assessed the fair value of machinery and equipment using the depreciated replacement cost method, adjusted for an obsolescence rate and a marketability rate.

As a result of the 2020 and 2019 impairment assessment performed by the Group, no impairment losses have emerged for property, plant and equipment.